Income taxes - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 223.8	$ 217.6
Items generating unrecognized tax benefits	201.7	202.1
Interest and related penalties	$ 22.1	$ 15.5